Note 9 - Income Taxes - Significant Components of Consolidated Deferred Tax Assets (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Depreciation	$ (1,788,033)	$ (1,945,788)
LIFO to average cost Section 481(a) adjustment	0	(301,110)
Total deferred tax liabilities	(1,788,033)	(2,246,898)
Unrealized derivative loss - OCI	3,271,192	3,564,059
Inventory capitalization	98,227	63,468
Postretirement benefits other than pensions	28,893	26,240
Restricted stock compensation	69,122	328,434
Unrealized loss - mark to market derivatives	388,213	94,306
Other	65,681	34,815
Total deferred tax assets	3,921,328	4,111,322
Net deferred tax asset	$ 2,133,295	$ 1,864,424